WRL FREEDOM PREMIER®

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

WRL SERIES ANNUITY ACCOUNT

Supplement dated December 16, 2022

to the

Prospectus dated May 1, 2022

The Appendix - Portfolio Companies Available Under the Policy is hereby revised to reflect the following Underlying Fund Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Return (as of 12/31/21
					1 year	5 years	10 years
Investment Objective: Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	5.78%	6.88%	5.37%
Investment Objective: Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation – Moderate Growth VP - Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.09%	-	1.09%	13.70%	11.58%	9.20%

The Appendix C Policy Form Number WL18 - Closed Investment Options is revised to reflect the following Underlying Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Average Annual Total Return (as of 12/31/21
			1 year	5 years	10 years
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity ® VIP Equity-Income Portfolio -Service Class 2 Advised by: Fidelity Management & Research Company	0.76%	24.60%	11.68%	12.26%

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.

Investment Objective: Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	27.51%	19.87%	16.35%
Investment Objective: Seeks total return.	Fidelity ® VIP Growth Opportunities Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	11.68%	31.77%	22.64%

This Supplement updates certain information in the above referenced Prospectus (“the Prospectus”). Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.